Income Taxes - Summary of changes in the gross amount of unrecognized tax benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning of the year	$ 2,872	$ 1,299
Increases related to prior year tax positions	0	0
Decreases related to prior year tax positions	0	0
Increases related to current year tax positions	2,123	1,573
Unrecognized tax benefits, end of year	$ 4,995	$ 2,872